Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable Taxes [Abstract]
Schedule of recoverable taxes
	December 31,
	2021	2020
Value Added Tax	$100,838	$534,760
Income Tax	353,325	494,603
Other	595	445
	$454,758	$1,029,808